INVESTMENTS IN ASSOCIATES (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement [Line Items]
Opening balance		$ 365,671		$ 336,642
Changes
Investment in joint ventures, additions		23,553	[1]	9,664	[2]
Investment in joint ventures, additions		55,885	[3]	32,252	[4]
Disposals, investment in associates and joint ventures	[5]			(1,878)
Share of profit (loss) in investment in associates		3,990		7,069
Share of profit (loss) in investment in joint ventures		3,719		26,615
Dividends received, investments in associates		(3,687)		(35,187)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures		9,467		(11,779)
Reclassification from (to) assets held for sale	[6]	(29,102)
Other increase (decrease) in investment in associates and joint ventures		(5,885)		2,273
Total changes		57,940		29,029
Closing balance		423,611		365,671
Carrying amount of investments in associates accounted for using equity method		99,806		100,821		$ 82,924
Carrying amount of investments in joint ventures accounted for using equity method		323,805		264,850		253,718
Total investment accounted for using equity method		$ 423,611		$ 365,671		$ 336,642

[1]	Arauco Participações Florestais Ltda. made a capital contribution to Falcão MS SPE S.A., for ThR$ 116,742 that is equivalent to ThU.S.$ 23,553 for 116,741,636 shares.
[2]	Arauco Participações Florestais Ltda. made a capital contribution to Falcão MS SPE S.A., for ThR$ 49,985 that in total is equivalent to ThU.S.$ 9,664 for 49,984,900 shares.
[3]	On January 9, 2023 Maderas Arauco S.A. made a capital contribution to E2E SpA., through the capitalization of loans maintained with this entity for ThCLP$ 4,446,808 that is equivalent to ThU.S.$ 5,254 for 4,446,808 shares. -Forestal Arauco S.A. and Agrícola San Carlos SpA. In March 2023 made a non-monetary assets contribution to Agrícola Fresno SpA for ThU.S.$ 1,509. For this contribution they subscribed 266,204 and 35,556 shares respectively. In the act, Agrícola San Carlos SpA sold the subscribed shares of Agrícola Fresno SpA to Forestal Arauco S.A., maintaining Forestal Arauco S.A. a 50% of share in Agrícola Fresno SpA. -Arauco Bioenergía SpA., during the year 2023 made capital contributions to the company Parque Eólico Ovejera Sur SpA. for ThCLP$ 185,000 equivalent to ThU.S.$ 222 corresponding to 185 shares. -Arauco Venture Limited., during the year 2023 acquired 51.1278% of TreeCo, Inc. shares, for a total of ThU.S.$ 48,900, which were carried out based on the committed agreements. As of December 31, 2023 the contribution paid was ThU.S.$ 11,000, through the capitalization of loan receivable for ThU.S.$ 1,770 and cash contributions for ThU.S.$ 9.230.
[4]	Forestal Arauco S.A. made a capital contribution in assets as non-monetary assets to Agrícola Fresno, for ThU.S.$ 31,998 for 6,399,520 shares.
[5]	ThU.S.$ 1,878 equivalent to R$ 9,800,000 corresponding to a capital decrease of Arauco Forest do Brasil S.A. in Florestal Vale Do Corisco S.A. on October 11, 2022.
[6]	Arauco Forest Brasil S.A. investment on Florestal Vale do Corisco S.A.